Going Concern (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Going Concern [Abstract]
Accumulated deficit	$ 133.8	$ 109.6
Net cash used in operating activities	13.9	21.1
Net loss	$ 25.1	$ 37.3